Income and social contribution taxes - Reconciliation of the effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Net income (loss) before taxes	R$ 17,255,357	R$ (6,947,851)
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(5,866,821)	2,362,269
Taxation (difference) on profit of associates in Brazil and abroad	(294,581)	1,017,293
Equity method	(24,220)	(1,195)
Credit related to Reintegra Program	6,156	4,807
Director bonuses	(26,950)	(9,347)
Tax incentives (Note 12.3)	265,547	26,912
Donations/Fines – Other	45,643	1,626
Total tax expense (income)	(5,895,226)	3,402,366
Current	(206,328)	(370,788)
Deferred	(4,093,523)	2,852,815
Total Income Tax Expense income	(4,299,851)	2,482,027
Current	(104,206)	(99,416)
Deferred	(1,491,169)	1,019,755
Total Social Contribution Expense Income	R$ (1,595,375)	R$ 920,339